Related party transactions - Balances of Receivables and Payables with Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Trade accounts and other receivables
Amounts receivable, related party transactions	¥ 532,674	¥ 366,407
Trade accounts and other payables
Amounts payable, related party transactions	1,459,904	1,091,509
Associates [Member]
Trade accounts and other receivables
Amounts receivable, related party transactions	447,400	302,212
Trade accounts and other payables
Amounts payable, related party transactions	1,459,209	1,086,397
Joint ventures [Member]
Trade accounts and other receivables
Amounts receivable, related party transactions	85,275	64,195
Trade accounts and other payables
Amounts payable, related party transactions	¥ 695	¥ 5,112